                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5769

                         Van Kampen High Income Trust II
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/06

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN HIGH INCOME TRUST II

PORTFOLIO OF INVESTMENTS MARCH 31, 2006 (UNAUDITED)

PAR
AMOUNT
(000)            DESCRIPTION                                                 COUPON         MATURITY                VALUE
                 Corporate Bonds    167.0%
                 AEROSPACE    1.5%
$      1,175     K & F Acquisition, Inc.                                      7.750%        11/15/14           $     1,195,562
                                                                                                               ----------------

                 BROADCASTING    2.0%
         835     Lin Television Corp.                                         6.500          05/15/13                  789,075
         335     Lin Television Corp., Ser B                                  6.500          05/15/13                  316,575
         515     Salem Communications Corp.                                   7.750          12/15/10                  530,450
                                                                                                               ----------------
                                                                                                                     1,636,100
                                                                                                               ----------------

                 CABLE    9.3%
       1,175     Cablevision Systems Corp. (Floating Rate)                    8.716          04/01/09                1,238,156
         845     CCH I LLC                                                   11.000          10/01/15                  706,631
       1,740     Echostar DBS Corp.                                           6.375          10/01/11                1,709,550
         785     Echostar DBS Corp.                                           6.625          10/01/14                  762,431
          80     Intelsat Bermuda Ltd. (Bermuda)                              8.250          01/15/13                   81,800
       2,195     Intelsat Bermuda Ltd. (Floating Rate)
                 (Bermuda)                                                    9.614          01/15/12                2,241,644
         693     PanAmSat Corp.                                               9.000          08/15/14                  732,847
                                                                                                               ----------------
                                                                                                                     7,473,059
                                                                                                               ----------------

                 CHEMICALS    10.1%
       1,070     Equistar Chemicals LP                                       10.125          09/01/08                1,142,225
         600     Equistar Chemicals LP                                       10.625          05/01/11                  652,500
         740     Innophos, Inc.                                               8.875          08/15/14                  773,300
         171     Koppers, Inc.                                                9.875          10/15/13                  188,100
       1,350     Lyondell Chemical Co.                                       10.500          06/01/13                1,501,875
         905     Millennium America, Inc.                                     9.250          06/15/08                  924,231
       1,450     Nalco Co.                                                    7.750          11/15/11                1,475,375
         762     Rockwood Specialties Group, Inc.                            10.625          05/15/11                  840,105
         610     Westlake Chemicals Corp.                                     6.625          01/15/16                  606,187
                                                                                                               ----------------
                                                                                                                     8,103,898
                                                                                                               ----------------

                 CONSUMER PRODUCTS    6.5%
       1,200     Case New Holland, Inc., 144A - Private
                 Placement (a)                                                7.125          03/01/14                1,191,000
         365     Oxford Industrials, Inc.                                     8.875          06/01/11                  377,775
       2,150     Phillips Van-Heusen Corp.                                    7.250          02/15/11                2,203,750
         105     Spectrum Brands, Inc.                                        7.375          02/01/15                   91,875
         740     Steinway Musical Instruments, Inc., 144A -
                 Private Placement (a)                                        7.000          03/01/14                  743,700
         544     Tempur Pedic, Inc.                                          10.250          08/15/10                  585,480
                                                                                                               ----------------
                                                                                                                     5,193,580
                                                                                                               ----------------

                 DIVERSIFIED MEDIA    7.2%
         740     AMC Entertainment, Inc. (Floating Rate)                      8.999          08/15/10                  767,750
       1,425     CanWest Media, Inc. (Canada)                                 8.000          09/15/12                1,467,750
         685     Dex Media West Finance Corp.                                 9.875          08/15/13                  761,206
         370     Houghton Mifflin Co.                                         8.250          02/01/11                  384,800
       1,075     Houghton Mifflin Co.                                         9.875          02/01/13                1,161,000
         775     Primedia, Inc.                                               8.875          05/15/11                  759,500
         475     Quebecor World Cap Corp., 144A - Private
                 Placement (Canada) (a)                                       8.750          03/15/16                  465,636
                                                                                                               ----------------
                                                                                                                     5,767,642
                                                                                                               ----------------

                 ENERGY    15.4%
       1,440     CHC Helicopter Corp. (Canada)                                7.375          05/01/14                1,476,000
       1,825     Chesapeake Energy Corp.                                      6.625          01/15/16                1,829,562
         350     Chesapeake Energy Corp.                                      7.500          09/15/13                  367,500
         330     Compagnie Generale de Geophysique, SA
                 (France)                                                     7.500          05/15/15                  341,550
       1,500     Frontier Oil Corp.                                           6.625          10/01/11                1,503,750
         160     Hanover Compressor Co.                                       8.625          12/15/10                  168,600
         670     Hanover Compressor Co.                                       9.000          06/01/14                  723,600
         288     Hanover Equipment Trust                                      8.500          09/01/08                  295,920
         280     Hanover Equipment Trust                                      8.750          09/01/11                  294,350
       1,250     Hilcorp Energy Finance Corp., 144A - Private
                 Placement (a)                                                7.750          11/01/15                1,253,125
         467     Hilcorp Energy Finance Corp., 144A - Private
                 Placement (a)                                               10.500          09/01/10                  516,619
         328     Magnum Hunter Resources, Inc.                                9.600          03/15/12                  353,420
         650     Pacific Energy Partners                                      7.125          06/15/14                  664,625
         750     Pogo Producing Co.                                           6.875          10/01/17                  744,375
       1,785     Vintage Petroleum, Inc.                                      7.875          05/15/11                1,856,614
                                                                                                               ----------------
                                                                                                                    12,389,610
                                                                                                               ----------------

                 FINANCIAL    1.8%
       1,455     Residential Capital Corp.                                    6.375          06/30/10                1,467,142
                                                                                                               ----------------

                 FOOD & DRUG    6.1%
       1,070     Albertson's, Inc.                                            7.250          05/01/13                1,059,225
         405     Albertson's, Inc.                                            7.500          02/15/11                  412,090
       1,200     Delhaize America, Inc.                                       8.125          04/15/11                1,301,447
         265     Jean Coutu Group (PJC), Inc. (Canada)                        7.625          08/01/12                  259,037
         790     Jean Coutu Group (PJC), Inc. (Canada)                        8.500          08/01/14                  728,775
       2,750     Jitney-Jungle Stores America, Inc. (b) (c) (d)              12.000          03/01/49                        0
       1,105     Rite Aid Corp.                                               8.125          05/01/10                1,134,006
                                                                                                               ----------------
                                                                                                                     4,894,580
                                                                                                               ----------------

                 FOOD & TOBACCO    13.7%
       1,300     Constellation Brands, Inc.                                   8.000          02/15/08                1,352,000
         595     Michael Foods, Inc.                                          8.000          11/15/13                  609,131
         930     Pilgrim's Pride Corp.                                        9.250          11/15/13                  941,625
       1,635     Pilgrim's Pride Corp.                                        9.625          09/15/11                1,712,662
       1,930     RJ Reynolds Tobacco Holdings, Inc.                           6.500          07/15/10                1,954,125
         685     Smithfield Foods, Inc.                                       7.000          08/01/11                  685,000
         380     Smithfield Foods, Inc.                                       7.625          02/15/08                  389,500
       1,810     Smithfield Foods, Inc.                                       8.000          10/15/09                1,895,975


       1,500     Tyson Foods, Inc.                                            6.600          04/01/16                1,484,239
                                                                                                               ----------------
                                                                                                                    11,024,257
                                                                                                               ----------------

                 FOREST PRODUCTS    7.8%
         391     Abitibi-Consolidated, Inc. (Canada)                          8.550          08/01/10                  394,910
         890     Abitibi-Consolidated, Inc. (Canada)                          6.000          06/20/13                  769,850
       1,270     Crown Americas LLC, 144A - Private
                 Placement (a)                                                7.625          11/15/13                1,320,800
       1,000     Graphic Packaging International, Inc.                        9.500          08/15/13                  940,000
       2,370     Owens-Brockway Glass Containers, Inc.                        8.875          02/15/09                2,479,612
         170     Pliant Corp. (b) (c)                                        11.125          09/01/09                  179,775
         365     Pliant Corp. (b) (c)                                        13.000          06/01/10                  151,475
                                                                                                               ----------------
                                                                                                                     6,236,422
                                                                                                               ----------------

                 GAMING & LEISURE    14.6%
         750     Caesars Entertainment, Inc.                                  8.875          09/15/08                  804,375
         136     HMH Properties, Inc.                                         7.875          08/01/08                  137,700
         965     Host Marriott LP                                             6.375          03/15/15                  954,144
       1,135     Host Marriott LP                                             7.125          11/01/13                1,160,537
       1,475     Isle of Capri Casinos, Inc.                                  7.000          03/01/14                1,463,938
       1,370     Las Vegas Sands Corp.                                        6.375          02/15/15                1,322,050
         265     MGM Mirage, Inc.                                             5.875          02/27/14                  251,088
       2,420     MGM Mirage, Inc.                                             6.000          10/01/09                2,395,800
       1,510     Mohegan Tribal Gaming Authority                              7.125          08/15/14                1,528,875
         395     Starwood Hotels & Resorts Worldwide, Inc.                    7.875          05/01/12                  431,538
       1,160     Station Casinos, Inc.                                        6.000          04/01/12                1,149,850
         175     Station Casinos, Inc.                                        6.875          03/01/16                  176,750
                                                                                                               ----------------
                                                                                                                    11,776,645
                                                                                                               ----------------

                 HEALTHCARE    17.2%
       1,875     Amerisourcebergen Corp., 144A - Private
                 Placement (a)                                                5.625          09/15/12                1,853,439
         595     Community Health Systems, Inc.                               6.500          12/15/12                  579,381
         605     Davita, Inc.                                                 6.625          03/15/13                  606,513


       1,985     Extendicare Health Services, Inc.                            6.875          05/01/14                2,054,475
         655     Fisher Scientific International, Inc.                        6.125          07/01/15                  642,719
          97     Fresenius Medical Care Capital Trust II                      7.875          02/01/08                  996,675
         415     Fresenius Medical Care Capital Trust IV                      7.875          06/15/11                  441,975
         700     HCA, Inc.                                                    6.300          10/01/12                  686,730
         895     HCA, Inc.                                                    6.375          01/15/15                  875,556
         882     HCA, Inc.                                                    8.750          09/01/10                  961,083
         150     National Nephrology Associates, Inc., 144A -
                 Private Placement (a)                                        9.000          11/01/11                  165,068
         735     Omnicare, Inc.                                               6.750          12/15/13                  735,000
         750     Res-Care, Inc.                                               7.750          10/15/13                  757,500
       1,075     Tenet Healthcare Corp.                                       9.875          07/01/14                1,093,813
       1,405     Ventas Realty LP                                             6.750          06/01/10                1,426,075
                                                                                                               ----------------
                                                                                                                    13,876,002
                                                                                                               ----------------

                 HOUSING    2.3%
       1,090     Interface, Inc.                                              9.500          02/01/14                1,122,700
         385     Technical Olympic USA, Inc.                                  9.000          07/01/10                  396,550
         340     Technical Olympic USA, Inc.                                 10.375          07/01/12                  345,100
                                                                                                               ----------------

                                                                                                                     1,864,350
                                                                                                               ----------------

                 INFORMATION TECHNOLOGY    1.7%
       1,340     Iron Mountain, Inc.                                          8.625          04/01/13                1,400,300
                                                                                                               ----------------

                 MANUFACTURING    3.4%
         365     General Cable Corp.                                          9.500          11/15/10                  396,025
         925     JohnsonDiversey, Inc.                                        9.625          05/15/12                  953,906
         764     Manitowoc, Inc.                                             10.500          08/01/12                  849,950
         590     Propex Fabrics, Inc.                                        10.000          12/01/12                  563,450
                                                                                                               ----------------
                                                                                                                     2,763,331
                                                                                                               ----------------

                 METALS    6.4%
         245     Foundation, PA Coal Co.                                      7.250          08/01/14                  249,900
       1,310     Massey Energy Co., 144A - Private Placement
                 (a)                                                          6.875          12/15/13                1,290,350
       1,950     Novelis, Inc.,144A - Private Placement
                 (Canada) (a)                                                 7.250          02/15/15                1,881,750
       1,035     UCAR Finance, Inc.                                          10.250          02/15/12                1,110,038
         585     United States Steel Corp.                                    9.750          05/15/10                  634,725
                                                                                                               ----------------
                                                                                                                     5,166,763
                                                                                                               ----------------

                 RETAIL    5.6%
         830     Brown Shoe Co., Inc.                                         8.750          05/01/12                  879,800
       1,400     JC Penney Corp., Inc.                                        8.000          03/01/10                1,514,212
       1,050     Linens 'n Things, Inc., 144A - Private
                 Placement (Floating Rate) (a)                               10.345          01/15/14                1,057,875
       1,025     Petro Stopping Center Financial                              9.000          02/15/12                1,035,250
                                                                                                               ----------------
                                                                                                                     4,487,137
                                                                                                               ----------------

                 SERVICES    5.3%
          45     Allied Waste North America, Inc.                             7.875          04/15/13                   47,194
         950     Allied Waste North America, Inc.                             8.500          12/01/08                1,003,438
       1,140     Allied Waste North America, Inc.                             8.875          04/01/08                1,202,700
         295     Buhrmann US, Inc.                                            7.875          03/01/15                  300,163
         790     Buhrmann US, Inc.                                            8.250          07/01/14                  825,550
         700     MSW Energy Holdings II LLC                                   7.375          09/01/10                  724,500
         150     MSW Energy Holdings LLC                                      8.500          09/01/10                  159,750
                                                                                                               ----------------
                                                                                                                     4,263,295
                                                                                                               ----------------

                 TELECOMMUNICATIONS    7.9%
         861     Axtel SA (Mexico)                                           11.000          12/15/13                  981,540
         500     Exodus Communications, Inc. (b) (c) (d)                     11.250          07/01/08                        0
       1,000     Qwest Corp.                                                  7.875          09/01/11                1,072,500
       3,000     Qwest Corp. (Floating Rate)                                  8.160          06/15/13                3,315,000
         940     Wind Acquisition Finance SA, 144A - Private
                 Placement (Luxembourg) (a)                                  10.750          12/01/15                1,019,900
                                                                                                               ----------------
                                                                                                                     6,388,940
                                                                                                               ----------------

                 TRANSPORTATION    8.1%
         340     Arvin Meritor, Inc.                                          8.750          03/01/12                  336,600
       1,130     Ford Motor Credit Co.                                        5.625          10/01/08                1,033,959
       1,175     General Motors Acceptance Corp.                              4.375          12/10/07                1,090,161
         120     General Motors Acceptance Corp.                              6.875          09/15/11                  111,973

         710     General Motors Corp.                                         7.125          07/15/13                  532,500
       2,250     Sonic Automotive, Inc.                                       8.625          08/15/13                2,261,250
       1,055     TRW Automotive, Inc.                                         9.375          02/15/13                1,145,994
                                                                                                               ----------------
                                                                                                                     6,512,437
                                                                                                               ----------------

                 UTILITY    9.0%
         850     AES Corp.                                                    7.750          03/01/14                  896,750
          41     AES Corp.                                                    8.875          02/15/11                   44,383
         127     AES Corp.                                                    9.375          09/15/10                  139,065
         615     CMS Energy Corp.                                             6.300          02/01/12                  608,850
         115     CMS Energy Corp.                                             7.500          01/15/09                  118,881
         700     CMS Energy Corp.                                             8.500          04/15/11                  759,500
         600     Colorado Interstate Gas Co., 144A - Private
                 Placement (a)                                                6.800          11/15/15                  613,432
         405     IPALCO Enterprises, Inc.                                     8.625          11/14/11                  444,488
         835     Monongahela Power Co.                                        5.000          10/01/06                  832,719
         510     Nevada Power Co.                                             8.250          06/01/11                  562,468
         552     Nevada Power Co.                                             9.000          08/15/13                  610,718
       1,185     PSEG Energy Holdings                                         8.625          02/15/08                1,241,288
         340     Southern Natural Gas Co.                                     8.875          03/15/10                  363,375
                                                                                                               ----------------
                                                                                                                     7,235,917
                                                                                                               ----------------

                 WIRELESS COMMUNICATIONS    4.1%
       1,775     Nextel Communications, Inc.                                  6.875          10/31/13                1,832,835
       1,000     Rural Cellular Corp.                                         8.250          03/15/12                1,045,000
         435     Rural Cellular Corp. (Floating Rate)                         9.410          03/15/10                  448,050
                                                                                                               ----------------
                                                                                                                     3,325,885
                                                                                                               ----------------

TOTAL CORPORATE BONDS                                                                                              134,442,854
                                                                                                               ----------------


DESCRIPTION                                                                                                         VALUE

EQUITIES   0.9%
                 DecisionOne Corp., Class A (3,219 common
                 stock warrants) (d) (e)                                                                                     0
                 DecisionOne Corp., Class B (5,547 common
                 stock warrants) (d) (e)                                                                                     0
                 DecisionOne Corp., Class C (3,290 common
                 stock warrants) (d) (e)                                                                                     0

                 DecisionOne Corp. (5,483 common shares)
                 (d) (e)                                                                                                     0
                 Doe Run Resources Corp. (1 common stock
                 warrant) (d) (e)                                                                                            0

                 HCI Direct, Inc. (60,714 common shares)
                 (d) (e)                                                                                               728,568
                 Hosiery Corp. of America, Inc. (1000 common
                 shares) (d) (e)                                                                                             0

                 VS Holdings, Inc. (20,207 common shares)
                 (d) (e)                                                                                                     0
                 XO Holdings, Inc. (625 common shares) (e)                                                               2,469
                 XO Holdings, Inc., Ser A (1,251 common stock
                 warrants) (e)                                                                                             563
                 XO Holdings, Inc., Ser B (938 common stock
                 warrants) (e)                                                                                             374


                 XO Holdings, Inc., Ser C (938 common stock
                 warrants) (e)                                                                                             234
                                                                                                               ----------------

TOTAL EQUITIES                                                                                                         732,208
                                                                                                               ----------------

TOTAL LONG-TERM INVESTMENTS    167.9%
   (Cost $139,700,523)                                                                                             135,175,062

REPURCHASE AGREEMENT    10.6%
                 State Street Bank & Trust Co. ($8,513,000 par
                 collateralized by U.S. Government obligations in
                 a pooled cash account, interest rate of 4.72%,
                 dated 03/31/06, to be sold on 04/03/06 at                                                           8,513,000
                 $8,516,348)                                                                                   ----------------
                    (Cost $8,513,000)

TOTAL INVESTMENTS    178.5%
   (Cost $148,213,523)                                                                                             143,688,062

OTHER ASSETS IN EXCESS OF LIABILITIES    2.9%                                                                        2,329,904

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (81.4%)                                                      (65,542,863)
                                                                                                               ----------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                               $    80,475,103
                                                                                                               ================

          Percentages are calculated as a percentage of net assets applicable to common shares.

(a) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b)       Non-income producing as security is in default.

(c)       This borrower has filed for protection in federal bankruptcy court.

(d) Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(e)       Non-income producing security.

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen High Income Trust II


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 18, 2006


By: /s/ Phillip G. Goff
    ---------------------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: May 18, 2006